Consolidated Statement of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 28,207	$ 412,600	$ (11,198)	$ 429,609
Beginning Balance, Shares at Dec. 31, 2020	28,206,743
Net loss for the period			13,379	13,379
Change in foreign currency
Ending balance, value at Dec. 31, 2021	$ 28,207	412,600	2,181	442,988
Ending Balance, Shares at Dec. 31, 2021	28,206,743
Net loss for the period				(135)
Change in foreign currency
Ending balance, value at Sep. 30, 2022	$ 28,207	412,600	2,046	442,853
Ending Balance, Shares at Sep. 30, 2022	28,206,743
Beginning balance, value at Dec. 31, 2021	$ 28,207	412,600	2,181	442,988
Beginning Balance, Shares at Dec. 31, 2021	28,206,743
Net loss for the period			313,062	313,062
Change in foreign currency
Ending balance, value at Dec. 31, 2022	$ 28,207	412,600	315,243	756,050
Ending Balance, Shares at Dec. 31, 2022	28,206,743
Beginning balance, value at Sep. 30, 2022	$ 28,207	412,600	2,046	442,853
Beginning Balance, Shares at Sep. 30, 2022	28,206,743
Net loss for the period			(421,239)	(421,239)
Ending balance, value at Sep. 30, 2023	$ 28,207	412,600	(419,193)	21,614
Ending Balance, Shares at Sep. 30, 2023	28,206,743
Beginning balance, value at Dec. 31, 2022	$ 28,207	412,600	315,243	756,050
Beginning Balance, Shares at Dec. 31, 2022	28,206,743
Net loss for the period				(421,239)
Change in foreign currency
Ending balance, value at Sep. 30, 2023	$ 28,207	$ 412,600	$ (419,193)	$ 21,614
Ending Balance, Shares at Sep. 30, 2023	28,206,743